Short Term Debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)
Short Term Debt [Line Items]
Borrowed amount	¥ 32,533	$ 4,570	¥ 32,070
Loans bear interest rate	3.85%	3.85%
Loan Agreements [Member]
Short Term Debt [Line Items]
Description of maturity term	The loans bear interest rate of 3.85% per annum and have maturities through September 2026.
Short-Term Debt [Member]
Short Term Debt [Line Items]
Borrowed amount	¥ 32,533	$ 4,570	¥ 13,081	$ 1,864